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                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH & INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                              AIM V.I. VALUE FUND


                        Supplement dated January 4, 1999
                      to the Prospectus dated May 1, 1998,
       as supplemented July 1, 1998, October 2, 1998 and October 5, 1998


The following paragraph replaces in its entirety the third full paragraph after the "MANAGEMENT-PORTFOLIO MANAGEMENT" section on page 20 of the Prospectus:

     Robert M. Kippes, Charles D. Scavone, David P. Barnard and Kenneth A. Zschappel are responsible for the day-to-day management of the Capital Appreciation Fund's portfolio securities. Mr. Kippes is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988. Mr. Scavone is Vice President of AIM Capital and has been responsible for the fund since 1998. He has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1991. Prior to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. from 1994 to 1996. From 1991 to 1994, he worked in the investments department at Texas Commerce Investment Management Company, with his last position being Equity Research Analyst/Assistant Portfolio Manager. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since 1993. He has been associated with AIM and/or its subsidiaries since 1982 and has been an investment professional since 1975. Mr. Zschappel is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. He has been associated with AIM and/or its subsidiaries since 1990 and has been an investment professional since 1991.